Restructuring and Restructuring Related Charges (Restructuring-Related Costs by Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring and restructuring-related	$ 7.9	$ 2.8	$ 18.8
Bedding Products
Restructuring Cost and Reserve [Line Items]
Restructuring and restructuring-related	2.6	1.2	12.6
Specialized Products
Restructuring Cost and Reserve [Line Items]
Restructuring and restructuring-related	3.9	0.0	0.0
Furniture, Flooring & Textile Products
Restructuring Cost and Reserve [Line Items]
Restructuring and restructuring-related	$ 1.4	$ 1.6	$ 6.2